[INVESCO ICON] INVESCO FUNDS                    INVESCO Funds Group, Inc.
                                                7800 East Union Avenue
                                                Denver, Colorado 80237
                                                Tel: 800.525.8085
                                                www.invesco.com

                                                A MEMEBER OF THE AMVESCAP GROUP



May 2, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:   INVESCO VARIABLE INVESTMENT FUNDS, INC.
      1933 ACT NO. 033-70154
      1940 ACT NO. 811-8038
      CIK NO. 0000912744

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act") (submission type 497j), INVESCO Variable Investment Funds, Inc. (the "Fund"), hereby submits for filing on EDGAR this certification that the definitive form of its Prospectuses for INVESCO VIF-Blue Chip Growth Fund; INVESCO VIF-Dynamics Fund; INVESCO VIF-Equity Income Fund; INVESCO VIF-Financial Services Fund; INVESCO VIF-Health Sciences Fund; INVESCO VIF-High Yield Fund; INVESCO VIF-Market Neutral Fund; INVESCO VIF-Real Estate Opportunity Fund; INVESCO VIF-Small Company Growth Fund; INVESCO VIF-Technology Fund; INVESCO VIF-Telecommunications Fund; INVESCO VIF-Total Return Fund; INVESCO VIF-Utilities Fund; a combined Prospectus of INVESCO VIF-Dynamics, INVESCO VIF-Financial Services, INVESCO VIF-Health Sciences, INVESCO VIF-Technology and INVESCO VIF-Telecommunications Funds and the Statement of Additional Information for filing under Rule 497(j) does not differ from that contained in the Post-Effective Amendment No. 23 under the Securities Act of 1933 and Amendment No. 24 under the Investment Company Act of 1940 to the Fund's Registration Statement which was electronically filed pursuant to Rule 485(b) on April 5, 2001. This Post-Effective Amendment became effective April 30, 2001.

If you have any questions or comments, please contact the undersigned at 303-930-6243, or Kim Springer at 303-930-6671.

Sincerely,

/s/ Tane T. Tyler
-----------------
Tane T. Tyler
Vice President and
Assistant General Counsel

TTT/db